Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income tax portion of change in unrealized gain on available for sale securities	$ 171	$ 1
Accumulated Other Comprehensive Income (Loss) [Member]
Income tax portion of change in unrealized gain on available for sale securities	$ 171	$ 1